Long-Lived Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 684	$ 276
Loss on disposal	$ 18	$ 16	44	310
Amortization expense related to intellectual property	13	22	22	122
Impairment expense	$ 0	$ 0	$ 190	$ 0
Patents
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years		20 years